Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load Survivorship Variable Universal Life

Prospectus Dated May 1, 2008

Supplement Dated May 1, 2021

Subaccount underlying portfolios available as variable investment options for your Policy are:

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Capital growth.	American Century VP International Fund, Class I, American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund, Class I, American Century Investment Management, Inc.
Investing to correspond with the returns of the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I, Calvert Research and Management
Investing to correspond with the returns of the Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index.	Calvert VP S&P 500 Index Portfolio, Calvert Research and Management / AIP [1,2]
Investing to correspond with the returns of the S&P MidCap 400 Index.	Calvert VP S&P MidCap 400 Index Portfolio, Class I, Calvert Research and Management / AIP [1,2]
Total return.	Calvert VP SRI Balanced Portfolio, Class I, Calvert Research and Management
Long-term capital appreciation.	Calvert VP SRI Mid Cap Portfolio [3], Calvert Research and Management
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F, Calvert Research and Management / AIP [1]
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F, Calvert Research and Management / AIP [1]
Long-term growth of capital.	DWS Capital Growth VIP, Class A, DWS Investment Management Americas, Inc.
To replicate, as closely as possible, the S&P 500® Index.	DWS Equity 500 Index VIP, Class A [2], DWS Investment Management Americas, Inc. / Northern Trust Investments, Inc. ("NTI")
Long-term capital growth.	DWS International Growth VIP, Class A, DWS Investment Management Americas, Inc.
To replicate, as closely as possible, the Russell 2000® Index.	DWS Small Cap Index VIP, Class A, DWS Investment Management Americas, Inc. / NTI
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A, DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Service Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Service Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.

PF 839 5-21

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Service Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FMR Investment Management (UK) Limited (FMR UK).
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FIL Investment Advisors (UK) Limited (FIA(UK)).
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2, Franklin Advisers, Inc.
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I, Invesco Advisers, Inc.
Provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund, Series I, Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Health Care Fund, Series I, Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. International Growth Fund, Series I, Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Technology Fund, Series I, Invesco Advisers, Inc.
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class, Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class, Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I, Neuberger Berman Investment Advisers LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I, Neuberger Berman Investment Advisers LLC
Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.	Neuberger Berman AMT Short Duration Bond Portfolio, Class I, Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I, Neuberger Berman Investment Advisers LLC
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.	Rydex Government Long Bond 1.2x Strategy Fund, Guggenheim Investments

PF 839 5-21

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.	Rydex Inverse S&P 500® Strategy Fund [2], Guggenheim Investments
Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.	Rydex NASDAQ-100® Fund, Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis. [2]	Rydex Nova Fund, Guggenheim Investments
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.	Rydex Precious Metals Fund, Guggenheim Investments
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio, Third Avenue Management LLC (named FFI Strategies Portfolio prior to April 30, 2021)
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [4], The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation and income.	Vanguard® Diversified Value Portfolio [5], Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [5], Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [5], The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [5], Wellington Management Company, LLP
Seeks to provide a high level of current income.	Vanguard® High Yield Bond Portfolio [5], Wellington Management Company, LLP
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [5], Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [5], The Vanguard Group, Inc.
Capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [5], The Vanguard Group, Inc.
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [5], The Vanguard Group, Inc.
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [5], The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [5,6], The Vanguard Group, Inc. and ArrowMark Colorado Holdings, LLC
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [5], The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [5], The Vanguard Group, Inc.
Long-term capital appreciation.	Wells Fargo VT Discovery Fund (SM), Class 2, Wells Fargo Funds Management, LLC / Wells Capital Management Inc. ("WellsCap")
Long-term capital appreciation.	Wells Fargo VT Opportunity Fund (SM), Class 2, Wells Fargo Funds Management, LLC / WellsCap

PF 839 5-21

1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	This portfolio is closed to new investments. Funds may remain invested in the Subaccount. Transfers or withdrawals from this portfolio cannot be reinvested in the portfolio.
4	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.
5	Vanguard is a trademark of The Vanguard Group, Inc.
6	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

The following disclosures are added to your Policy prospectus:

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions On Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

All other provisions remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 839 5-21